Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity	Equity
Shares
The authorized classes of our shares consist of Common Shares (410 million authorized), Preference Shares (450 million authorized) and Financing Preference Shares (40 million authorized). All classes of shares have a par value of €0.01. No
Financing Preference Shares or Preference Shares have been issued. Common Shares are translated to U.S. dollars at the foreign exchange rates in effect when the shares are issued.
2025 Synthetic Share Repurchase
In January 2025, we completed a synthetic share repurchase that combined a direct capital repayment with a reverse stock split. The transaction was announced on January 12, 2025. The synthetic share repurchase was implemented through a series of amendments to our Articles of Association which were approved by our shareholders. The first amendment involved an increase in share capital by an increase in the nominal value per common share from EUR 0.01 to EUR 1.24 and a corresponding reduction in additional paid in capital. The second amendment involved a reduction in common shares whereby 36 existing common shares with a nominal value of EUR 1.24 each were consolidated into 35 new common shares with a nominal value of EUR 1.28 each. The third amendment was a reduction of the nominal value per common share from EUR 1.28 to EUR 0.01. As a result of these amendments, which in substance constitute a synthetic share buyback, $280.1 million was returned to shareholders through the transaction which reduced the total number of outstanding shares by 6.2 million, or 2.8%, to 216.1 million shares outstanding as of January 31, 2025.
2024 Synthetic Share Repurchase
In January 2024, we completed a capital repayment program through a synthetic share repurchase that combined a direct capital repayment with a reverse stock split. The synthetic share repurchase was implemented through a series of amendments to our Articles of Association which were approved by our shareholders. The first amendment involved an increase in share capital by an increase in the nominal value per common share from EUR 0.01 to EUR 1.18 and a corresponding reduction in additional paid in capital. The second amendment involved a reduction in common shares whereby 25 existing common shares with a nominal value of EUR 1.18 each were consolidated into 24.25 new common shares with a nominal value of EUR 1.22 each. The third amendment was a reduction of the nominal value per common share from EUR 1.22 to EUR 0.01. As a result of these amendments, which in substance constitute a synthetic share buyback, $292.1 million was repaid to our shareholders, and the outstanding number of common shares was reduced by
6.8 million, or 3.0%. Total expenses incurred related to the capital repayment and share consolidation amounted to $0.8 million and were charged to equity during 2024.
Issuance and Conversion of Warrants
In connection with the issuance of the cash convertible notes as described in Note 16 "Debt," we issued Warrants as summarized in the table below. All Warrants related to the 2023 Notes and the 2024 Notes expired unexercised.

Cash convertible notes	Issued on	Number of share warrants issued (in millions)	Weighted average exercise price per share	Proceeds from issuance of warrants, net of issuance costs (in millions)	Warrants expired over a period of 50 trading days beginning on

2023 Notes	September 13, 2017	9.7	$49.9775	$45.3	June 26, 2023
2024 Notes	November 13, 2018	10.9	$50.3346	$72.4	August 27, 2024
Accumulated Other Comprehensive Loss
The following table is a summary of the components of accumulated other comprehensive loss as of December 31, 2024 and 2023:

(in thousands)	2024	2023

Net unrealized loss on hedging contracts, net of tax	($9,818)	($37,372)
Net unrealized gain on pension, net of tax	282	812
Foreign currency effects from intercompany long-term investment transactions, net of tax benefits of $13.2 million in 2024 and 2023	(33,962)	(33,648)
Foreign currency translation adjustments	(431,041)	(363,622)
Accumulated other comprehensive loss	($474,539)	($433,830)